Revenues - Schedule of Company’s Revenues Disaggregated by the Timing of Revenue Recognition (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Schedule of Company’s Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Service transferred over time	$ 21,984,803	$ 2,803,469	$ 23,081,094	$ 49,450,434
Revenue from Contract with Customer, Timing of Transfer of Product and Service [Extensible Enumeration]	Service transferred over time	Service transferred over time	Service transferred over time	Service transferred over time